UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report March 31, 2013	SHENKMAN SHORT DURATION HIGH INCOME FUND

A Series of Advisors Series Trust (the “Trust”)
	Class A	Institutional Class
	(SCFAX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2013

Dear Shareholder,

The high yield bond market rallied strong during the six months ending March 31, 2013 as accommodative top-tier central bank policies and glimmers of an improving US economy underpinned investors’ insatiable risk-appetite and their need to earn incremental yield in a low-interest-rate environment.  The overall high yield bond market returned 6.17% for the period (H0A0), while short duration high yield returned 4.51% (HUCS) and short duration US Treasuries (G1QA) returned 0.16%.  Underscoring the level of risk sought by investors during the period, CCC-rated bonds (H0A3) were in favor, returning 9.15% while B-rated bonds (H0A2) garnered 6.46% and BB-rated issues (H0A1) gained 4.68%.

Fund Performance

The Shenkman Short Duration High Income Fund has returned 2.35% (SCFIX) from its inception on 10/31/12 through 3/31/13, while the BofA Merrill Lynch 0-3 Year DTW US High Yield Constrained Index (HUCS) returned 3.87% and the BofA Merrill Lynch 0-3 year Treasury Index returned 0.19%.  The Fund continues seeking investments believed to be high quality, yet short duration.  As the riskier segments of the HUCS index posted the strongest returns during the period, the Fund’s significantly lower exposure to triple-C rated credits and bonds trading below par restrained performance.  The longer duration segment of the HUCS also posted stronger returns.  Security selection and being overweight in bonds with a duration-to-worst of less than two years also detracted from gains.  The Fund’s duration-to-worst ended the period at 0.71 years with an average final maturity of 4.02 years as compared to the benchmark index at 1.65 years and 4.81 years, respectively.  The Fund’s sector weightings are largely the result of its focus on bottom-up individual security selection and fundamental analysis as opposed to top-down driven sector allocations.  The Fund’s bank loan exposure ended the period at 17.2% and was a positive contributor to overall performance for the period as it outpaced bonds.  As diversification remains a key factor in helping to mitigate risk, the portfolio was well diversified with investments in 105 issuers across 27 industries as of March 31, 2013.

Market Performance

While the market rallied throughout the five months since the Fund’s launch, the drivers of demand varied.  During the final two months of 2012, bankers rushed to capitalize on investors’ strong demand to be fully invested by year-end and ahead of a resolution to the fiscal cliff.  Investors were also encouraged by the Federal Reserve’s monetary policies and its unexpected move to link future policy guidance to economic thresholds.  It is worth noting that the torrid gait of new issuance, which began in August and never decelerated, pushed 2012’s volume to $368.1 billion, smashing the previous annual record of $302 billion in 2010.  Meanwhile, despite a cursory

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2013

breather during February, issuers sold a record $118.8 billion during the three months ending March 31, 2013, thumping the previous quarterly record of $107.1 billion issued during the second quarter of 2012.

Market Outlook

Looking ahead, with the economy slowly trending better and stocks soaring to record highs, the future would appear to be bright.  However, several potentially major issues still exist.  The European debt crisis is far from over.  In light of the Great Cyprus Bank Raid of 2013, other countries may now be vulnerable to bank runs in its aftermath.  Furthermore, the relentless printing of new money and low interest rates cannot go on forever.  In fact, concern that a rise in interest rates could pop a forming bubble in the high yield market is already sitting in the back of many investors’ minds.  However, we think it is critical for high yield investors to focus on the degree to which they are exposed to interest rate risk versus credit risk within the asset class.  We believe the most likely cause of the next downturn in high yield will be rising interest rates, and not significant credit deterioration, and note that such interest rate-driven corrections have historically been far milder than credit deterioration corrections.  Furthermore, at least for the balance of the 2013 calendar year, we do not anticipate any significant rise in interest rates or defaults and, therefore, continue to view high yield as an attractive asset class for investors seeking incremental yield.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  There can be no assurance that the Fund will achieve its stated objective.  In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous.  Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2013

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The BofA Merrill Lynch U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.  The BofA Merrill Lynch High Yield Indices are unmanaged, not available for direct investment, and do not reflect deductions for fees or expenses.  The BofA Merrill Lynch BB US High Yield Index (H0A1), the BofA Merrill Lynch Single-B US High Yield Index (H0A2) and the BofA Merrill Lynch CCC & Lower US High Yield Index (H0A3) are a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) and represent a specific area of the index.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates.  Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The Shenkman Short Duration High Income Fund is distributed by Quasar Distributors, LLC.

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE
March 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 31, 2012 (Fund’s inception) to March 31, 2013.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the

SHENKMAN SHORT DURATION HIGH INCOME FUND

EXPENSE EXAMPLE – Continued
March 31, 2013 (Unaudited)

information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/31/12	3/31/13	10/31/12 – 3/31/13
Actual
Class A	$1,000.00	$1,023.30	$4.19
Institutional Class	$1,000.00	$1,023.50	$2.72

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,016.55	$4.17
Institutional Class	$1,000.00	$1,018.00	$2.71

(1)
Expenses are equal to the Class A and Institutional Class fund shares’ annualized expense ratio of 1.00% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the five-month period of operation).  The Fund’s ending account values in the table are based on its actual total return of 2.33% for Class A and 2.35% for Institutional Class for the five month period of operation, October 31, 2012 to March 31, 2013.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2013 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
West Corp., 11.00%, 10/15/2016	1.99%
R.R. Donnelley & Sons Co., 4.95%, 04/01/2014	1.97%
Stater Brothers Holdings, Inc., 7.75%, 04/15/2015	1.91%
Petrohawk Energy Corp., 10.50%, 08/01/2014	1.68%
Dole Food Co., 8.75%, 07/15/2013	1.62%
Pinnacle Foods LLC, 9.25%, 04/01/2015	1.45%
Sinclair Television Group, 9.25%, 11/01/2017	1.38%
Cequel Communications Holdings LLC,
8.63%, 11/15/2017	1.36%
El Paso Corp., 6.88%, 06/15/2014	1.35%
Bombardier, Inc., 4.25%, 01/15/2016 (b)(c)	1.32%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of March 31, 2013.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOAN OBLIGATIONS – 17.15%

Aerospace & Defense – 0.32%
Sequa Corp, 5.25%, 06/19/2017 (a)	$49,500	$50,401

Beverage & Food – 2.24%
H.J. Heinz Co., 2.50%, 02/15/2020 (a)	150,000	151,469
US Foods Inc., 5.75%, 03/31/2017 (a)	198,789	201,614
		353,083

Chemicals – 0.64%
US Coatings Acquisition Inc.,
4.75%, 02/3/2020 (a)	100,000	101,495

Gaming – 1.93%
MGM Resorts International,
4.25%, 12/20/2019 (a)	149,625	152,300
Station Casinos LLC,
5.00%, 03/02/2020 (a)	150,000	151,999
		304,299
General Industrial Manufacturing – 1.61%
Apex Tool Group, 4.50%, 01/31/2020 (a)	150,000	152,250
Tomkins LLC, 5.00%, 11/09/2018 (a)	99,750	101,371
		253,621
Healthcare – 1.44%
United Surgical Partners International,
7.00%, 04/03/2019 (a)	74,625	75,255
United Surgical Term Loan,
3.75%, 02/28/2019 (a)	150,000	151,875
		227,130
Media – Broadcast – 0.97%
FoxCo Acquisition Sub LLC,
5.50%, 07/14/2017 (a)	149,624	152,570

Oil & Gas – 0.66%
Chesapeake Energy Corp.,
5.75%, 12/04/2017 (a)	100,000	103,238

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOAN OBLIGATIONS – Continued

Packaging – 0.96%
BWAY Holding Company,
4.50%, 08/7/2017 (a)	$149,625	$151,720

Printing & Publishing – 0.62%
McGraw-Hill Global Education,
7.75%, 03/31/2019 (a)	100,000	96,875

Support – Services – 3.84%
ARAMARK Corp., 4.00%, 09/9/2019 (a)	150,000	151,664
Asurion LLC, 4.50%, 05/24/2019 (a)	149,625	151,486
Bright Horizons Family Solutions LLC,
4.00%, 01/30/2020 (a)	149,625	151,177
Moneygram International LLC,
3.25%, 03/27/2020 (a)	150,000	150,000
		604,327
Technology – 1.28%
SunGard Data Systems, Inc.,
4.50%, 01/31/2020 (a)	199,500	202,450

Telecommunications – 0.64%
Consolidated Communications,
5.25%, 12/31/2018 (a)	99,750	101,196
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,653,745)		2,702,405

CORPORATE BONDS – 78.50%

Aerospace & Defense – 2.34%
Bombardier, Inc.,
4.25%, 01/15/2016 (b)(c)	200,000	208,500
Spirit Aerosystems, Inc.,
7.50%, 10/01/2017	150,000	160,125
		368,625
Apparel & Textiles – 0.34%
Hanesbrands, Inc., 8.00%, 12/15/2016	49,000	53,226

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Automotive – 3.96%
Cooper-Standard Automotive, Inc.,
8.50%, 05/01/2018	$75,000	$82,125
KAR Auction Services,
4.30%, 05/01/2014 (a)	175,000	175,221
Lear Corp., 7.88%, 03/15/2018	133,000	144,970
Sonic Automotive, Inc.,
9.00%, 03/15/2018	100,000	110,500
Tenneco, Inc., 7.75%, 08/15/2018	100,000	110,500
		623,316
Beverage & Food – 4.46%
Cott Beverages, Inc., 8.13%, 09/01/2018	100,000	109,750
Dole Food Co., 8.75%, 07/15/2013	250,000	256,000
Pinnacle Foods LLC, 9.25%, 04/01/2015	227,000	228,135
TreeHouse Foods, Inc.,
7.75%, 03/01/2018	100,000	108,625
		702,510
Consumer Products – 1.79%
NBTY, Inc., 9.00%, 10/01/2018	100,000	112,250
Spectrum Brands, Inc.,
9.50%, 06/15/2018	150,000	170,625
		282,875
Finance – 1.02%
Fidelity National Information Services,
7.63%, 07/15/2017	150,000	161,250

Food & Drug – 2.91%
Ingles Markets, Inc., 8.88%, 05/15/2017	150,000	157,500
Stater Brothers Holdings, Inc.,
7.75%, 04/15/2015	300,000	301,500
		459,000
Forestry & Paper – 2.36%
Boise Paper Holdings LLC,
9.00%, 11/01/2017	145,000	156,963

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Forestry & Paper – Continued
Clearwater Paper Corp.,
7.13%, 11/01/2018	$100,000	$109,250
Graphic Packaging International, Inc.,
9.50%, 06/15/2017	100,000	106,500
		372,713
Gaming – 1.53%
MGM Resorts International,
5.88%, 02/27/2014	150,000	156,656
Penn National Gaming, Inc.,
8.75%, 08/15/2019	75,000	85,125
		241,781
General Industrial Manufacturing – 2.10%
SPX Corp.
7.63%, 12/15/2014	50,000	54,750
6.88%, 09/01/2017	50,000	55,875
Titan International, Inc.,
7.88%, 10/01/2017 (c)	100,000	108,125
Tomkins LLC, 9.00%, 10/01/2018 (a)	100,000	111,875
		330,625
Healthcare – 4.35%
Bausch & Lomb, Inc.,
9.88%, 11/01/2015	197,000	204,880
Catalent Pharma Solutions,
9.50%, 04/15/2015	125,000	125,000
Grifols, Inc., 8.25%, 02/01/2018	150,000	165,750
HCA Holdings, Inc., 6.50%, 02/15/2016	25,000	27,437
Valeant Pharmaceuticals
International, Inc.,
6.75%, 10/01/2017 (c)	150,000	161,813
		684,880
Hotels – 0.84%
FelCor Lodging Trust,
10.00%, 10/01/2014	118,000	132,455

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Leisure & Entertainment – 1.06%
Cedar Fair LP/Canada’s Wonderland
Co./Magnum Management Corp.,
9.13%, 08/01/2018	$100,000	$112,500
Live Nation Entertainment, Inc.,
8.13%, 05/15/2018 (c)	50,000	54,625
		167,125
Media – Broadcast – 4.35%
Belo Corp., 8.00%, 11/15/2016	100,000	108,000
LIN Television Corp., 8.38%, 04/15/2018	75,000	82,031
Nexstar Broadcasting Group, Inc.,
8.88%, 04/15/2017	100,000	110,500
Sinclair Television Group,
9.25%, 11/01/2017 (c)	200,000	217,750
Sirius XM Radio, Inc.,
8.75%, 04/01/2015 (c)	150,000	167,625
		685,906
Media – Cable – 5.55%
CCO Holdings, LLC, 7.25%, 10/30/2017	144,000	155,700
Cequel Communications Holdings LLC,
8.63%, 11/15/2017 (c)	200,000	214,250
UPC Holding B.V.,
9.88%, 04/15/2018 (b)(c)	100,000	112,125
Videotron
6.38%, 12/15/2015 (b)	125,000	126,875
9.13%, 04/15/2018 (b)	100,000	105,312
Virgin Media Secured Finance PLC,
6.50%, 01/15/2018 (b)	150,000	160,500
		874,762
Media – Diversified & Service – 6.29%
Inmarsat Finance PLC,
7.38%, 12/01/2017 (b)(c)	150,000	160,500
Intelsat S.A., 11.25%, 02/04/2017 (b)	100,000	106,625
Lamar Media Corp., 7.88%, 04/15/2018	150,000	164,062
Liberty Interactive Corp, 5.70%, 05/15/2013	150,000	150,938

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Media – Diversified & Service – Continued
Nielsen Finance LLC,
11.63%, 02/01/2014	$150,000	$162,375
7.75%, 10/15/2018	75,000	83,625
Quebecor Media, Inc.,
7.75%, 03/15/2016 (b)	108,000	110,295
Telesat, 12.50%, 11/01/2017 (b)	50,000	53,625
		992,045
Metals & Mining Excluding Steel – 1.32%
FMG Resources,
6.00%, 04/01/2017 (b)(c)	100,000	103,250
7.00%, 11/01/2015 (b)(c)	100,000	105,250
		208,500
Non-Food & Drug Retailers – 2.24%
Michaels Stores, Inc., 7.75%, 11/01/2018	150,000	164,625
Toys ‘R’ Us Property Co. I LLC,
10.75%, 07/15/2017	100,000	108,125
Toys ‘R’ Us Property Co. II LLC,
8.50%, 12/01/2017	75,000	79,594
		352,344
Oil & Gas – 8.19%
Berry Petroleum Co., 10.25%, 06/01/2014	150,000	164,250
Chesapeake Energy Corp.
9.50%, 02/15/2015	50,000	56,750
3.25%, 03/15/2016	75,000	76,031
CGG Veritas, 9.50%, 05/15/2016 (b)	100,000	105,500
Concho Resources, Inc., 8.63%, 10/01/2017	150,000	161,625
Helix Energy Solutions Group, Inc.,
9.50%, 01/15/2016 (c)	100,000	102,938
Petrohawk Energy Corp.,
10.50%, 08/01/2014	250,000	264,441
SESI LLC, 6.88%, 06/01/2014	149,000	149,231
Whiting Petroleum Corp., 7.00%, 02/01/2014	50,000	52,187
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	157,875
		1,290,828

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Packaging – 0.71%
Greif, Inc., 6.75%, 02/01/2017	$100,000	$112,000

Printing & Publishing – 1.97%
R.R. Donnelley & Sons Co.,
4.95%, 04/01/2014	300,000	309,750

Steel Producers & Products – 0.72%
ArcelorMittal, 9.50%, 02/15/2015 (b)	100,000	113,049

Support – Services – 5.03%
Avis Budget Group, 9.63%, 03/15/2018	125,000	141,720
Corrections Corporation of America,
7.75%, 06/01/2017	75,000	78,799
Interactive Data Corp.,
10.25%, 08/01/2018	100,000	114,250
TransUnion LLC, 11.38%, 06/15/2018	125,000	144,375
West Corp., 11.00%, 10/15/2016	300,000	313,500
		792,644
Telecommunications – 5.18%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	150,000	159,750
Equinix, Inc., 8.13%, 03/01/2018	100,000	110,562
Frontier Communications Corp.,
7.88%, 04/15/2015	100,000	114,500
8.25%, 05/01/2014	5,000	5,375
MetroPCS Wireless, Inc.,
7.88%, 09/01/2018	75,000	82,312
Paetec Holdings Corp.,
9.88%, 12/01/2018	150,000	172,875
Sprint Nextel Corp., 9.13%, 03/01/2017	75,000	89,063
TW Telecom Holdings Inc.,
8.00%, 03/01/2018	75,000	82,125
		816,562
Utilities – 7.89%
AES Corp.
7.75%, 03/01/2014	100,000	105,625
8.00%, 10/15/2017	100,000	118,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – Continued

Utilities – Continued
Calpine Corp., 7.25%, 10/15/2017 (c)	$150,000	$159,750
Copano Energy LLC, 7.75%, 06/01/2018	150,000	157,688
El Paso Corp., 6.88%, 06/15/2014	200,000	212,865
Ferrellgas LP/Ferrellgas Finance Corp.,
9.13%, 10/01/2017	100,000	107,750
Genesis Energy LP/Genesis
Energy Finance Corp.,
7.88%, 12/15/2018	150,000	165,375
GenOn Energy, Inc., 7.63%, 06/15/2014	100,000	107,000
Suburban Propane Partners LP/
Suburban Energy Finance Corp.,
7.50%, 10/01/2018	100,000	109,000
		1,243,178
TOTAL CORPORATE BONDS
(Cost $12,264,422)		12,371,949

SHORT-TERM INVESTMENTS – 3.45%

Money Market Funds – 3.45%
Fidelity Government Portfolio –
Institutional Class, 0.01% (d)	543,039	543,039
TOTAL SHORT-TERM INVESTMENTS
(Cost $543,039)		543,039
Total Investments (Cost $15,461,206) – 99.10%		15,617,393
Other Assets in Excess of Liabilities – 0.90%		142,187
TOTAL NET ASSETS – 100.00%		$15,759,580

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2013.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144A security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2013 the value of these investments as $1,876,500 or 11.91% of net assets.

(d)	Rate shown is the 7-day yield as of March 31, 2013.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS:
Investments, at value (cost $15,461,206)	$15,617,393
Interest receivable	315,044
Receivable for fund shares sold	146,904
Receivable for securities sold	602,047
Receivable from Advisor	15,221
Prepaid expenses and other assets	24,638
Total Assets	16,721,247

LIABILITIES:
Payable for securities purchased	860,900
Distributions payable	46,326
Distribution fees payable	5
Accrued administration and accounting expenses	25,506
Accrued custody expenses	2,965
Accrued compliance fees	1,506
Payable to trustees	1,422
Accrued service fees	2
Accrued transfer agent fees and expenses	9,643
Other accrued expenses and other liabilities	13,392
Total Liabilities	961,667

NET ASSETS	$15,759,580

NET ASSETS CONSIST OF:
Capital stock	$15,581,421
Accumulated net investment income	5,270
Accumulated net realized gain on investments	16,702
Unrealized net appreciation on investments	156,187
Total Net Assets	$15,759,580

NET ASSETS

Class A:
Net assets applicable to outstanding shares	$84,090
Shares issued and outstanding	8,311
Net asset value, redemption price per share	$10.12
Maximum offering price per share
(net asset value divided by 97.00%)	$10.43

Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$15,675,490
Shares issued and outstanding	1,549,645
Net asset value, offering price and
redemption price per share	$10.12

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest income	$209,441
Consent fee income	28,300
Total investment income	237,741

EXPENSES:
Investment advisory fees (Note 4)	35,260
Administration and accounting fees (Note 4)	42,129
Distribution fees – Class A (Note 6)	5
Service fees – Class A (Note 7)	2
Audit fees	6,736
Federal and state registration fees	16,205
Transfer agent fees and expenses (Note 4)	16,262
Chief Compliance Officer fees and expenses (Note 4)	4,965
Legal fees	3,103
Trustees’ fees and expenses	2,566
Custody fees (Note 4)	3,227
Other expenses	5,926
Total expenses before reimbursement from Advisor	136,386
Expense reimbursement from Advisor (Note 4)	(94,745)
Net expenses	41,641
NET INVESTMENT INCOME	196,100

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	16,702
Change in unrealized appreciation
(depreciation) on investments	156,187
Net realized and unrealized gain on investments	172,889

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$368,989

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

October 31, 2012(1)
through
March 31, 2013
(Unaudited)
OPERATIONS:
Net investment income	$196,100
Net realized gain on investments	16,702
Change in unrealized appreciation on securities	156,187
Net increase in net assets resulting from operations	368,989
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A	(253)
Institutional Class	(190,577)
Total distributions	(190,830)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Class A shares	84,010
Institutional Class	16,659,113
Proceeds from shares issued to holders in reinvestment of dividends
Class A shares	254
Institutional Class	188,054
Cost of shares redeemed
Class A shares	(10)
Institutional Class	(1,350,000)
Net increase in net assets derived from capital share transactions	15,581,421
TOTAL INCREASE IN NET ASSETS	15,759,580
NET ASSETS:
Beginning of period	—
End of period	$15,759,580
Accumulated net investment income, end of period	$5,270
CHANGES IN SHARES OUTSTANDING:
Shares sold
Class A	8,287
Institutional Class	1,664,197
Shares issued to holders as reinvestment of dividends
Class A	25
Institutional Class	18,652
Shares redeemed
Class A	(1)
Institutional Class	(133,204)
Net increase in shares outstanding	1,557,956

(1)Commencement of operations of the Fund was October 31, 2012.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class A
	October 31, 2012*
	through
	March 31, 2013
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.09
Net realized and unrealized gains on securities	0.14
Total from investment operations	0.23

Less Distributions:
Dividends from net investment income	(0.11)
Total distributions	(0.11)

Net asset value, end of period	$10.12

TOTAL RETURN	1.35	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$84.0
Ratio of expenses to average net assets:
Before advisory fee waiver	3.83	%^
After advisory fee waiver	1.00	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	0.36	%^
After advisory fee waiver	3.19	%^
Portfolio turnover rate	56	%+

*	Commencement of operations for shares was October 31, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Institutional Class
	October 31, 2012*
	through
	March 31, 2013
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.13
Net realized and unrealized gains on securities	0.11
Total from investment operations	0.24

Less Distributions:
Dividends from net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$10.12

TOTAL RETURN	1.96	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$15,675
Ratio of expenses to average net assets:
Before advisory fee waiver	2.13	%^
After advisory fee waiver	0.65	%^
Ratio of net investment income to average net assets:
Before advisory fee waiver	1.58	%^
After advisory fee waiver	3.06	%^
Portfolio turnover rate	56	%+

*	Commencement of operations for shares was October 31, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS
March 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund commenced operations on October 31, 2012.  The primary investment objective of the Fund is to seek a high level of current income.  Currently, the Fund offers the Class A, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2013 (Unaudited)

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

Securities Purchased on a When-Issued Basis – The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Shenkman Short Duration High Income Fund charges a 1% redemption fee to shareholders who redeem shared held for 30 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2013, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2013 (Unaudited)

Derivatives – The Fund has adopted the financial account reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the period ended March 31, 2013 the Fund did not hold any derivative instruments.

New Accounting Pronouncement – In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2013 (Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2013 (Unaudited)

illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of March 31, 2013, Shenkman Capital Management, Inc. (the “Adviser”) has determined that all the Rule 144A securities held by the Fund are considered liquid.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$—	$2,702,405	$—	$2,702,405
Corporate Bonds	—	12,371,949	—	12,371,949
Total Fixed Income	—	15,074,354	—	15,074,354
Short-Term
Investments	543,039	—	—	543,039
Total Investments	$543,039	$14,924,354	$—	$15,617,393

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2013, the end of the reporting period.  The Fund recognized no transfers between levels. There were no level 3 securities held in the Fund during the period ended March 31, 2013.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2013 (Unaudited)

investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the period ended March 31, 2013, the Fund incurred $35,260 in advisory fees.  Advisory fees payable at March 31, 2013 were $7,432.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Class A	1.00%
Institutional Class	0.65%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended March 31, 2013, the Adviser reduced its fees in the amount of $94,745.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2016	$94,745
$94,745

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2013 (Unaudited)

and transfer agent to the Fund.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended March 31, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Administration & accounting	$42,129
Custody	$3,227
Transfer agency (a)	$13,711
Chief Compliance Officer	$4,965

(a) Does not include out-of-pocket expenses

At March 31, 2013, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & accounting	$25,506
Custody	$2,965
Transfer agency (a)	$7,967
Chief Compliance Officer	$1,506

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2013, the Fund incurred distribution expenses on their Class A shares of $5.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2013 (Unaudited)

compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended March 31, 2013, the Class A shares incurred $2 in shareholder servicing fees.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2013, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $23,648,527 and $8,518,892. There were no purchases or sales of U.S. government obligations during the period ended March 31, 2013.

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2013 (Unaudited)

At a meeting held on September 18-20, 2012, the Board of Trustees of Advisors Series Trust, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the initial investment advisory agreement (“Advisory Agreement”) for the Shenkman Short Duration High Income Fund (the “Fund”) for a period not to exceed two years. Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services expected to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Fund, noting that the Advisor currently sub-advises a number of other mutual funds with the same or similar strategy.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages separate accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer groups, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2013 (Unaudited)

The Board noted that the Advisor was agreeing to waive its advisory fees and reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.00% for Class A shares, 1.75% for Class C shares and 0.65% for Institutional Class shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses for Class A and Institutional Class shares were below the peer group median and average and the contractual advisory fee was below the peer group median and average, though the expected total operating expenses for Class C shares were above the peer group median and average.  The Board also noted that the Fund’s expected contractual advisory fee was in line with the fees charged by the Advisor to many of its comparable separately managed account clients.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund, such as benefits received in exchange for Rule 12b-1 fees on Class A and Class C shares of the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

SHENKMAN SHORT DURATION HIGH INCOME FUND

NOTICE TO SHAREHOLDERS
March 31, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) after August 31, 2013.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-SHENKMAN (1-855-743-6562) or by visiting the Fund’s website at www.shenkmanfunds.com.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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Advisor
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date    June 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas G. Hess
Douglas G. Hess, President

Date    June 6, 2013

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date    June 7, 2013

* Print the name and title of each signing officer under his or her signature